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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Searchlight Capital Management, LP
Address:      599 Lexington Avenue
              New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jay Yang
Title:        [to come]
Phone:        212-973-8383

Signature, Place, and Date of Signing:


/s/ Jay Yang                        New York, NY               February 14, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     23
                                                    ----------
Form 13F Information Table Value Total:             $   92,856
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                        FORM 13F
                                            Searchlight Capital Management, L.P.
                                              Quarter Ended December 31, 2004


     Item 1:      Item 2:  Item 3:         Item 4:       Item 5:                 Item 6:     Item 7:                Item 8:
                  Title                    Market
                  of                       Value                    SH/     PUT/ Investment                  Voting Authority
Name of Issuer    Class    CUSIP           In 000's      Quantity   PRN     CALL Discretion  Managers    Sole       Shared     None
AUTOZONE INC      COM      53332102          2,009          22,000  SH           SOLE                    22,000
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER       CL B     093679207         3,771         428,000  SH           SOLE                   428,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE      COM      055921100         9,244         497,000  SH           SOLE                   497,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH   COM      14149Y108         2,966          51,000  SH           SOLE                    51,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA         COM      191219104         1,668          80,000  SH           SOLE                    80,000
ENTERPRISES INC
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL     COM      184502102           502          15,000  SH           SOLE                    15,000
COMMUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP      CL A     20030N200        14,763         449,000  SH           SOLE                   449,000
NEW               SPL
-----------------------------------------------------------------------------------------------------------------------------------
GANNETT INC       COM      364730101           245           3,000  SH           SOLE                     3,000
-----------------------------------------------------------------------------------------------------------------------------------
WEBMD CORP        COM      94769M105         1,315         161,300  SH           SOLE                   161,300
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT       CL A     421933102         1,181          52,000  SH           SOLE                    52,000
ASSOC INC NEW
-----------------------------------------------------------------------------------------------------------------------------------
KING PHARMA-      COM      495582108           471          38,000  SH           SOLE                    38,000
CEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO      COM      191216100         2,503          60,100  SH           SOLE                    60,100
-----------------------------------------------------------------------------------------------------------------------------------
MATTEL INC        COM      577081102         2,768         142,000  SH           SOLE                   142,000
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC    COM      589331107         4,275         133,000  SH           SOLE                   133,000
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP        SPON-    654902204         1,442          92,000  SH           SOLE                    92,000
                  SORED
                  ADR
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT      COM      676220106           738          42,500  SH           SOLE                    42,500
INC
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC        COM      717081103        10,753         399,900  SH           SOLE                   399,900
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTI-      DEPOSI-  71712A206         2,326          32,000  SH           SOLE                    32,000
CAL HLDRS TR      TRY
                  RCPT
-----------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL       COM      758110100         3,828          87,000  SH           SOLE                    87,000
LTD
-----------------------------------------------------------------------------------------------------------------------------------
REGAL ENTMT       CL A     758766109           954          46,000  SH           SOLE                    46,000
GROUP
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC        CL A     925524100        10,902         294,000  SH           SOLE                   294,000
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC        CL B     925524308        11,681         321,000  SH           SOLE                   321,000
-----------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL       COM      950590109         2,552          65,000  SH           SOLE                    65,000
INC
-----------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 23 DATA RECORDS                   $92,856

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED